UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Core Equity Fund
	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 12.8%
Auto Components 1.0%
BorgWarner, Inc.	587,416	32,278,509
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	249,581	14,515,631
Starwood Hotels & Resorts Worldwide, Inc.	371,800	30,141,826

		44,657,457
Internet & Catalog Retail 1.5%
Amazon.com, Inc.* (a)	102,023	31,662,838
Expedia, Inc. (a)	199,679	17,044,600

		48,707,438
Media 2.0%
Twenty-First Century Fox, Inc. "A"	760,192	29,195,174
Walt Disney Co.	390,650	36,795,323

		65,990,497
Specialty Retail 4.1%
Dick's Sporting Goods, Inc.	546,302	27,123,894
Home Depot, Inc.	479,741	50,358,413
L Brands, Inc. (a)	653,789	56,585,438

		134,067,745
Textiles, Apparel & Luxury Goods 2.9%
NIKE, Inc. "B"	666,069	64,042,534
VF Corp.	403,242	30,202,826

		94,245,360
Consumer Staples 9.3%
Beverages 1.4%
PepsiCo, Inc.	485,864	45,943,300
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	292,225	41,422,894
Kroger Co.	423,294	27,179,707
Whole Foods Market, Inc. (a)	538,974	27,175,069

		95,777,670
Food Products 3.1%
ConAgra Foods, Inc.	544,795	19,765,163
Mead Johnson Nutrition Co.	418,651	42,091,171
The WhiteWave Foods Co.*	1,129,824	39,532,542

		101,388,876
Household Products 0.8%
Procter & Gamble Co.	294,529	26,828,647
Personal Products 1.1%
Estee Lauder Companies, Inc. "A" (a)	465,176	35,446,411
Energy 7.5%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	225,800	19,285,578
Oil, Gas & Consumable Fuels 6.9%
Anadarko Petroleum Corp.	358,158	29,548,035
Antero Resources Corp.* (a)	274,806	11,151,627
California Resources Corp.*	211,755	1,166,770
Chevron Corp.	595,915	66,849,745
EOG Resources, Inc.	349,055	32,137,494
Occidental Petroleum Corp.	529,389	42,674,047
Phillips 66	316,778	22,712,983
Pioneer Natural Resources Co.	148,785	22,146,647

		228,387,348
Financials 16.2%
Banks 6.3%
Citigroup, Inc.	1,660,818	89,866,862
JPMorgan Chase & Co.	1,058,115	66,216,837
Regions Financial Corp.	4,820,456	50,904,015

		206,987,714
Capital Markets 2.9%
Affiliated Managers Group, Inc.*	269,957	57,295,674
Ameriprise Financial, Inc.	281,050	37,168,862

		94,464,536
Consumer Finance 2.1%
Capital One Financial Corp.	821,631	67,825,639
Diversified Financial Services 0.7%
Intercontinental Exchange, Inc.	101,712	22,304,425
Insurance 2.9%
MetLife, Inc.	617,885	33,421,400
Prudential Financial, Inc.	682,631	61,750,800

		95,172,200
Real Estate Investment Trusts 1.3%
Prologis, Inc. (REIT)	1,029,915	44,317,242
Health Care 16.5%
Biotechnology 4.9%
Celgene Corp.*	612,503	68,514,585
Gilead Sciences, Inc.*	337,865	31,847,155
Medivation, Inc.*	280,095	27,900,263
NPS Pharmaceuticals, Inc.*	944,347	33,779,292

		162,041,295
Health Care Equipment & Supplies 1.3%
St. Jude Medical, Inc.	634,191	41,241,441
Health Care Providers & Services 3.1%
Express Scripts Holding Co.*	310,588	26,297,486
McKesson Corp.	153,028	31,765,552
Omnicare, Inc. (a)	620,656	45,264,442

		103,327,480
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	496,061	62,151,483
Pharmaceuticals 5.3%
Allergan, Inc.	208,288	44,279,946
Bristol-Myers Squibb Co.	289,597	17,094,911
Merck & Co., Inc.	974,523	55,343,161
Pfizer, Inc.	1,432,443	44,620,600
Shire PLC (ADR)	65,621	13,947,087

		175,285,705
Industrials 10.9%
Aerospace & Defense 2.3%
Boeing Co.	347,121	45,118,787
TransDigm Group, Inc.	148,839	29,224,538

		74,343,325
Electrical Equipment 1.9%
AMETEK, Inc. (a)	892,094	46,950,907
Regal-Beloit Corp.	227,975	17,143,720

		64,094,627
Industrial Conglomerates 3.0%
General Electric Co.	2,061,222	52,087,080
Roper Industries, Inc.	294,492	46,043,824

		98,130,904
Machinery 2.2%
Pall Corp.	358,429	36,276,599
Parker-Hannifin Corp.	293,607	37,860,623

		74,137,222
Road & Rail 1.5%
Norfolk Southern Corp.	437,549	47,959,746
Information Technology 19.9%
Communications Equipment 1.0%
Cisco Systems, Inc.	606,427	16,867,767
Palo Alto Networks, Inc.*	124,139	15,215,717

		32,083,484
Internet Software & Services 4.0%
Alibaba Group Holding Ltd. (ADR)*	121,471	12,625,696
Facebook, Inc. "A"*	520,136	40,581,011
Google, Inc. "A"*	73,420	38,961,057
Google, Inc. "C"*	73,288	38,578,803

		130,746,567
IT Services 2.5%
Cognizant Technology Solutions Corp. "A"*	470,804	24,792,539
Visa, Inc. "A" (a)	222,125	58,241,175

		83,033,714
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc. (a)	436,197	24,217,658
Avago Technologies Ltd.	201,070	20,225,631
Intel Corp. (a)	1,558,325	56,551,614
NXP Semiconductors NV*	281,456	21,503,239

		122,498,142
Software 4.5%
Intuit, Inc.	254,138	23,428,982
Microsoft Corp.	1,241,715	57,677,662
Oracle Corp.	1,010,319	45,434,045
Salesforce.com, Inc.* (a)	359,825	21,341,221

		147,881,910
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	964,639	106,476,853
Western Digital Corp.	271,999	30,110,289

		136,587,142
Materials 3.1%
Chemicals 2.0%
Dow Chemical Co.	405,597	18,499,279
Ecolab, Inc.	435,805	45,550,339

		64,049,618
Containers & Packaging 1.1%
Sealed Air Corp.	889,058	37,722,731
Telecommunication Services 0.7%
Wireless Telecommunication Services
T-Mobile U.S., Inc.* (a)	816,180	21,987,889
Utilities 2.1%
Electric Utilities 0.8%
NextEra Energy, Inc.	248,658	26,429,858
Water Utilities 1.3%
American Water Works Co., Inc.	804,472	42,878,358

Total Common Stocks (Cost $2,647,036,620)		3,252,689,233

	Principal Amount ($)	Value ($)
Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016	7,060,000	7,506,192
Information Technology 0.2%
Twitter, Inc., 144A, 0.25%, 9/15/2019	8,033,000	6,978,669

Total Convertible Bonds (Cost $15,093,000)		14,484,861

	Shares	Value ($)
Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $286,353,436)	286,353,436	286,353,436
Cash Equivalents 0.6%
Central Cash Management Fund, 0.06% (b) (Cost $19,967,308)	19,967,308	19,967,308

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,968,450,364) †	108.7	3,573,494,838
Other Assets and Liabilities, Net	(8.7)	(286,169,410)

Net Assets	100.0	3,287,325,428

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,969,745,555.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $603,749,283.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $636,539,811 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,790,528.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $278,607,743, which is 8.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,252,689,233	$—	$—	$3,252,689,233
Convertible Bond (d)	—	14,484,861	—	14,484,861
Short-Term Investments (d)	306,320,744	—	—	306,320,744

Total	$3,559,009,977	$14,484,861	$—	$3,573,494,838

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015